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                                       June 25, 1997


                         SEWARD & KISSEL
                     One Battery Park Plaza
                    New York, New York 10004

                    Telephone (212) 574-1200
                    Facsimile (212) 480-8421

           Writer's Direct Dial Number (212) 574-1257


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attention: File Room

         Re:  Alliance/Regent Sector Opportunity Fund, Inc.
              File Nos. 333-08193 and 811-0779

Ladies and Gentlemen:

         This is to certify pursuant to Rule 497(j) under the Securities Act of 1933 that the Prospectuses and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.

                                       Very truly yours,


                                       /s/ Dominick H. Answini





















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